Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 14,019,532	$ 14,025,665
Balance	6,610,871	14,019,532
Carrying amounts	6,610,871	14,019,532
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance	9,775	13,477
Balance	6,843	9,775
Carrying amounts	6,843	9,775
Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance	6,829	10,557
Balance	5,968	6,829
Carrying amounts	5,968	6,829
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance	22,961	18,813
Balance	20,099	22,961
Carrying amounts	20,099	22,961
Geological library [member]
IfrsStatementLineItems [Line Items]
Balance	981	1,226
Balance	785	981
Carrying amounts	785	981
Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance	10,420	13,026
Balance	8,335	10,420
Carrying amounts	8,335	10,420
Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance	13,968,566	13,968,566
Balance	6,568,841	13,968,566
Carrying amounts	6,568,841	13,968,566
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance	14,890,177	14,879,672
Additions/reduction (1)	47,056	10,505
Impairment of property, plant and equipment	(7,441,293)
Balance	7,495,940	14,890,177
Carrying amounts	7,495,940	14,890,177
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance	198,981	198,607
Additions/reduction (1)		374
Impairment of property, plant and equipment
Balance	198,981	198,981
Carrying amounts	198,981	198,981
Gross carrying amount [member] | Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance	158,219	158,219
Additions/reduction (1)	952
Impairment of property, plant and equipment
Balance	159,171	158,219
Carrying amounts	159,171	158,219
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance	267,004	256,873
Additions/reduction (1)	4,536	10,131
Impairment of property, plant and equipment
Balance	271,540	267,004
Carrying amounts	271,540	267,004
Gross carrying amount [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance	51,760	51,760
Additions/reduction (1)
Impairment of property, plant and equipment
Balance	51,760	51,760
Carrying amounts	51,760	51,760
Gross carrying amount [member] | Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance	245,647	245,647
Additions/reduction (1)
Impairment of property, plant and equipment
Balance	245,647	245,647
Carrying amounts	245,647	245,647
Gross carrying amount [member] | Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance	13,968,566	13,968,566
Additions/reduction (1)	41,568
Impairment of property, plant and equipment	(7,441,293)
Balance	6,568,841	13,968,566
Carrying amounts	6,568,841	13,968,566
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance	870,645	854,007
Balance	885,069	870,645
Depreciation	14,424	16,638
Carrying amounts	885,069	870,645
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance	189,206	185,130
Balance	192,138	189,206
Depreciation	2,932	4,076
Carrying amounts	192,138	189,206
Accumulated depreciation, amortisation and impairment [member] | Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance	151,390	147,662
Balance	153,203	151,390
Depreciation	1,813	3,728
Carrying amounts	153,203	151,390
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance	244,043	238,060
Balance	251,441	244,043
Depreciation	7,398	5,983
Carrying amounts	251,441	244,043
Accumulated depreciation, amortisation and impairment [member] | Geological library [member]
IfrsStatementLineItems [Line Items]
Balance	50,779	50,534
Balance	50,975	50,779
Depreciation	196	245
Carrying amounts	50,975	50,779
Accumulated depreciation, amortisation and impairment [member] | Field equipment [member]
IfrsStatementLineItems [Line Items]
Balance	235,227	232,621
Balance	237,312	235,227
Depreciation	2,085	2,606
Carrying amounts	237,312	235,227
Accumulated depreciation, amortisation and impairment [member] | Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance
Balance
Depreciation
Carrying amounts